General and administrative expenses	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
General and administrative expenses

18.	General and administrative expenses

	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Directors’ fees (Note 17)	$79	$69	$143	$129
Insurance	59	86	120	171
Office and general	68	78	128	145
Shareholder information	214	139	365	297
Professional fees	233	56	402	245
Salaries and benefits (Note 17)	1,202	696	1,679	1,254
Consulting	181	179	396	356
Share-based compensation expense (Notes 14 and 17)	1,273	403	1,429	1,213
Travel and accommodation	60	35	112	113
Depreciation	14	19	29	32
Other	3	7	8	23
Total general and administrative expenses	$3,386	$1,767	$4,811	$3,978